Finance Costs, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 333	$ 307
Net Premium (Discount) on Redemption of Long-Term Debt	9	0
Interest Expense – Lease Liabilities (Note 17)	171	162
Unwinding of Discount on Decommissioning Liabilities (Note 23)	243	225
Other	40	35
Capitalized Interest	(86)	(45)
Finance Costs	710	684
Interest Income	(141)	(170)
Finance costs	$ 569	$ 514